UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Joseph W. McInerney, President and Principal Executive Officer

NT Alpha Strategies Fund

300 Atlantic Street, Suite 400

Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	DECEMBER 31, 2008 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 82.6%
Commodity Trading Advisor – 8.4%
(Cost $21,100,000)
BlueTrend Fund, L.P.	$12,184,000
Crabel Fund, L.P., Class A&F	10,932,000
23,116,000
Convertible Bond Arbitrage – 3.4%
(Cost $12,650,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	9,461,000
Distressed – 5.4%
(Cost $15,150,000)
Strategic Value, L.P.	5,726,000
York Credit Opportunities Fund, L.P.	9,008,000
14,734,000
Emerging Markets – 2.7%
(Cost $12,800,000)
Everest Capital Emerging Markets, L.P.	3,856,000
Hermitage Global Partners, L.P.	3,703,000
7,559,000
Equity Market Neutral – 4.2%
(Cost $9,691,000)
O’Connor Global Fundamental Long/Short, LLC	9,651,000
Temujin Fund, L.P.	1,852,000
11,503,000
Event Driven – 5.3%
(Cost $6,574,000)
Paulson Advantage Plus, L.P.	14,645,000
Fixed Income Arbitrage – 3.5%
(Cost $18,693,000)
Burnaby Catastrophe Fund, L.P. *	98,000
Nephila Catastrophe Fund, L.P. *	5,774,000
ParkCentral Global, L.P.	-
Triton Fund, L.P. *	3,718,000
9,590,000
Global Macro – 4.0%
(Cost $11,106,000)
Galtere International Master Fund, L.P.	10,999,000
Non-U.S. Equity Hedge – 9.0%
(Cost $26,435,000)
InvestCorp WMG Asia Fund, LLC	4,911,000
Zebedee Focus Fund	3,285,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 82.6% – continued
Non-U.S. Equity Hedge – 9.0% – (continued)
TT Mid Cap Europe Long/Short Alpha Fund Limited	$12,535,000
Zebedee Euro Fund	4,034,000
24,765,000
Non-U.S. Multi-Strategy – 2.6%
(Cost $8,000,000)
Evolution Master Fund, L.P.	7,215,000
Relative Value Arbitrage – 1.1%
(Cost $5,326,000)
TCM Spectrum Fund (QP), L.P. *	119,000
Tennenbaum Multi-Strategy Fund I, LLC	2,929,000
3,048,000
Sector Hedge – 4.6%
(Cost $14,200,000)
Expo Health Sciences Fund, L.P.	8,001,000
FrontPoint Energy Horizons Fund, L.P.	4,730,000
12,731,000
Short Bias – 6.0%
(Cost $12,450,000)
Dialectic Antithesis Partners, L.P.	16,481,000
Statistical Arbitrage – 5.1%
(Cost $13,448,000)
AQR Global Stock Selection Institutional Fund, L.P.	6,713,000
Blue Matrix, L.P.	7,225,000
13,938,000
U.S. Equity Hedge – 17.3%
(Cost $46,035,000)
Alydar QP Fund, L.P.	8,681,000
Avesta Fund, L.P.	8,875,000
Bluefin Investors, L.P.	4,939,000
Harvest Small Cap Partners, L.P.	9,812,000
Ironworks Partners	6,038,000
STG Capital Partners, QP L.P.	9,237,000
47,582,000
Total Sub-Funds
(Cost $233,658,000)	227,367,000

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued	DECEMBER 31, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
CASH EQUIVALENT – 9.3%
Bank of Nova Scotia, Canada, Eurodollar Time Deposit, 1.00%, 1/2/09	$25,454,000	$25,454,000
Total Cash Equivalent
(Cost $25,454,000)		25,454,000

TOTAL INVESTMENTS – 91.9.%
(Cost $259,112,000)		252,821,000
Other Assets less Liabilities – 8.1%		22,348,000
NET ASSETS – 100.0%		$275,169,000

* During the current period, a portion of the underlying investments’ value in the Burnaby Catastrophe Fund, L.P., Nephila Catastrophe Fund, L.P., TCM Spectrum Fund (QP), L.P. and Triton Fund, L.P. was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements.

Sub-Fund investments are non-income producing.

At December 31, 2008, the NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	8.4%
Convertible Bond Arbitrage	3.4
Distressed	5.4
Emerging Markets	2.7
Equity Market Neutral	4.2
Event Driven	5.3
Fixed Income Arbitrage	3.5
Global Macro	4.0
Non-U.S. Equity Hedge	9.0
Non-U.S. Multi-Strategy	2.6
Relative Value Arbitrage	1.1
Sector Hedge	4.6
Short Bias	6.0
Statistical Arbitrage	5.1
U.S. Equity Hedge	17.3
Cash, Cash Equivalents and Other Assets less Liabilities	17.4
Total	100.0%

At December 31, 2008, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Bermuda – 1.5%	$4,000,000	$3,285,000
British Virgin Islands – 4.8%	11,106,000	10,999,000
Cayman Islands – 8.7%	20,135,000	19,854,000
United States – 85.0%	198,417,000	193,229,000
Total		$227,367,000

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed across:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments and other financial instruments which are carried at fair value, as of December 31, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$-	$-
Level 2	25,454	-
Level 3	227,367	-
Total	$252,821	$-

* Other financial instruments include futures and forwards, if applicable.

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued	DECEMBER 31, 2008 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 9/30/08	$228,775	$-
Realized gain (loss)	(20)	-
Change in unrealized appreciation/depreciation	(17,155)	-
Net Purchases (Sales)	15,767	-
Transfers in and/or out of Level 3	-	-
Balance as of 12/31/08	$227,367	$-

* Other financial instruments include futures and forwards, if applicable.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NT Alpha Strategies Fund

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date:	February 27, 2009

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2009